Revenue Classified by Geographical Area	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Revenue Classified by Geographical Area [Abstract]
REVENUE CLASSIFIED BY GEOGRAPHICAL AREA

NOTE 6 - REVENUE CLASSIFIED BY GEOGRAPHICAL AREA:

	Three months ended		Six months ended
	June 30,		June 30,
	2018	2017	2018	2017
	U.S. dollars in thousands

Asia	$-	$-	$362	$-
Latin America	-	-	-	754
Other	25	35	50	78
	$25	$35	$412	$832

NOTE 9 - REVENUE CLASSIFIED BY GEOGRAPHICAL AREA:

	Year Ended December 31,
	2017	2016	2015
	(U.S. dollars in thousands)

Asia	$555	$9,230	$8,373
Latin America	754	5,320	34,603
Europe	210	1,750	495
Israel*	1,325	-	8,365
Other	128	208	315
	$2,972	$16,508	$52,151

*	Sales in Israel during the years ended December 31, 2017, 2016 and 2015 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 45%, 0% and 16% of revenues during such periods, respectively.